Related Party Transactions (Details)					1 Months Ended	12 Months Ended
	Nov. 06, 2017 Vote $ / shares shares	Nov. 05, 2017	Nov. 06, 2015 USD ($) $ / shares shares	Feb. 28, 2014 USD ($)	Mar. 31, 2014	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Related Party Transactions
Revenue from related parties						$ 318,255,000	$ 212,357,000	$ 149,530,000
Amortized deferred revenues						106,700,000
Accounts receivable from related parties						189,522,000	75,037,000
Deferred revenue from related parties						12,883,000	14,666,000
Account payable to related parties						50,678,000	20,660,000
Accrued and other liabilities to related parties						$ 14,763,000	5,681,000
Issuance of ordinary shares to the chief executive officer							$ 7,000
Per share purchase price (in dollars per share) | $ / shares						$ 53.64	$ 100.31
Stock-based compensation expense						$ 95,069,000	$ 91,387,000	$ 73,828,000
Number of ordinary shares | shares						82,410,842	81,489,677
Number of preferred shares issued | shares						7,150	7,150
Preferred shares, par value per share (in dollars per share) | $ / shares						$ 1.00	$ 1.00
Percentage of cost and operating expenses that are with related parties (as a percent)						4.10%	4.40%	4.40%
License revenue
Related Party Transactions
Revenue from related parties						$ 10,435,000	$ 10,435,000	$ 10,435,000
Agency and advertising service earned
Related Party Transactions
Revenue from related parties						20,754,000	16,091,000	9,265,000
Promotion and advertising service
Related Party Transactions
Revenue from related parties						126,882,000	91,724,000	82,021,000
Others
Related Party Transactions
Revenue from related parties						160,184,000	94,107,000	47,809,000
Leju
Related Party Transactions
Revenue from related parties						20,800,000	16,100,000	9,300,000
Amount allocated to fair value of License Agreements				$ 187,400,000
License Agreements, period of amortization of deferred revenues				10 years
Extended license agreements, period of amortization of deferred revenues					10 years
Amortized deferred revenues						10,435,000	10,435,000	10,435,000
Deferred revenue						54,100,000	64,500,000
Non-current portion of deferred revenue						43,700,000	54,100,000
Accounts receivable from related parties						4,905,000	1,513,000
Deferred revenue from related parties						54,087,000	64,521,000
Alibaba
Related Party Transactions
Revenue from related parties						126,700,000	91,600,000	$ 82,000,000
Accounts receivable from related parties						53,480,000	43,676,000
Related parties other than Leju and Alibaba
Related Party Transactions
Accounts receivable from related parties						131,137,000	$ 29,848,000
Chief executive officer
Related Party Transactions
Issuance of preferred shares to New Wave (Note 15) (in shares) | shares			11,000,000
Issuance of ordinary shares to the chief executive officer			$ 456,390,000
Contractual lock-up restriction period			6 months
Per share purchase price (in dollars per share) | $ / shares			$ 41.49
Number of consecutive trading days ended May 29, 2015			30 days
Stock-based compensation expense			$ 0
New Wave
Related Party Transactions
Number of ordinary shares | shares	7,944,386
Preferred shares, par value per share (in dollars per share) | $ / shares	$ 1.00
Equity investee in the short video business
Related Party Transactions
Accounts receivable from related parties						80,900,000
Equity investee in the short video business | Promotion and advertising service
Related Party Transactions
Accounts receivable from related parties						$ 53,900,000
Class A Preference Shares | New Wave
Related Party Transactions
Number of preferred shares issued | shares	7,150
Number of votes per share | Vote	10,000
Percentage of aggregate voting power	55.50%	11.10%
Economic rights (as a percent)	0.00%
Participant rights (as a percent)	0.00%